Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	$ 13,292,400
Change in fair value of warrant liabilities	3,342,533		$ (1,243,733)	$ 4,664,000
Warrant Liability	16,634,933	$ 13,292,400		13,292,400
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	13,292,400	9,872,133	0	0
Issuance of Private Warrants			8,628,400
Change in fair value of warrant liabilities	3,342,533	3,420,267	1,243,733
Warrant Liability	$ 16,634,933	$ 13,292,400	$ 9,872,133	$ 13,292,400